UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Trenchless Fund ETF
RVER (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Trenchless Fund ETF for the period of April 2, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Trenchless Fund ETF	$16	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$45,961,274
Number of Holdings	21
Portfolio Turnover	61%
Visit https://www.river1.us/rver for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Communications	41.7%
Technology	37.4%
Consumer Discretionary	8.0%
Financials	4.2%
Health Care	3.8%
Consumer Staples	2.2%
Cash & Other	2.7%

Top 10 Issuers	(%)
Lyft, Inc.	10.9%
Meta Platforms, Inc.	8.0%
Snap, Inc.	6.8%
Advanced Micro Devices, Inc.	6.7%
Nice Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Palo Alto Networks, Inc.	4.6%
RingCentral, Inc.	4.5%
Akamai Technologies, Inc.	4.5%
Expedia Group, Inc.	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.river1.us/rver
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Trenchless Fund ETF	PAGE 1	TSR-SAR-00777X546

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Trenchless Fund ETF
Financial Statements
June 30, 2024

Trenchless Fund ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Consumer Discretionary Products - 4.4%
Toll Brothers, Inc.	17,465	$2,011,619
Health Care - 3.8%
Humana, Inc.	4,639	1,733,362
Media - 41.7%(a)
Alphabet, Inc. - Class A	9,322	1,698,002
Bumble, Inc. - Class A(b)	165,411	1,738,470
Expedia Group, Inc.(b)	16,156	2,035,494
Lyft, Inc. - Class A(b)	356,000	5,019,600
Match Group, Inc.(b)	60,735	1,845,129
Meta Platforms, Inc. - Class A	7,333	3,697,445
Snap, Inc. - Class A(b)	189,186	3,142,380
		19,176,520
Retail & Wholesale - Discretionary - 3.6%
Ulta Beauty, Inc.(b)	4,280	1,651,524
Retail & Wholesale - Staples - 2.2%
Hims & Hers Health, Inc.(b)	50,416	1,017,899
Software & Tech Services - 29.3%(a)
Akamai Technologies, Inc.(b)	22,790	2,052,923
Block, Inc.(b)	29,853	1,925,220
Nice Ltd. - ADR(b)	17,290	2,973,362
Palo Alto Networks, Inc.(b)	6,200	2,101,862
Paycom Software, Inc.	8,198	1,172,642
RingCentral, Inc. - Class A(b)	73,071	2,060,602
Salesforce, Inc.	4,650	1,195,515
		13,482,126
Tech Hardware & Semiconductors - 12.3%
Advanced Micro Devices, Inc.(b)	18,876	3,061,876
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	14,941	2,596,895
		5,658,771
TOTAL COMMON STOCKS (Cost $44,116,930)		44,731,821
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 5.23%(c)	1,219,087	1,219,087
TOTAL SHORT-TERM INVESTMENTS (Cost $1,219,087)		1,219,087
TOTAL INVESTMENTS - 100.0% (Cost $45,336,017)		$45,950,908
Other Assets in Excess of Liabilities - 0.0%(d)		10,366
TOTAL NET ASSETS - 100.0%		$45,961,274

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Trenchless Fund ETF
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets:
Investments in securities at value (cost $45,336,017)	$45,950,908
Cash	80
Receivables:
Fund shares sold	510,680
Dividends and interest	16,947
Total assets	46,478,615
Liabilities:
Payables:
Investment securities purchased	493,081
Due to Investment Advisor	24,260
Total liabilities	517,341
Net Assets	$45,961,274
Components of Net Assets:
Paid-in capital	$44,386,125
Total accumulated gain	1,575,149
Net assets	$45,961,274
Net assets	$45,961,274
Shares outstanding (unlimited number of shares authorized, no par value)	1,800,000
Net asset value, offering and redemption price per share	$25.53

The accompanying notes are an integral part of these financial statements.

2

Trenchless Fund ETF
Statement of Operations
For the Period April 2, 2024* through June 30, 2024 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $1,689)	$16,165
Interest income	16,839
Total investment income	33,004
Expenses:
Advisory fees	64,503
Total expenses	64,503
Net investment loss	(31,499)
Realized and Unrealized Gain on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(736,803)
In-Kind Redemptions	1,728,560
Net realized gain	991,757
Net change in unrealized appreciation/depreciation on investments	614,891
Net realized and unrealized gain on investments and in-kind redemptions	1,606,648
Net Increase in Net Assets Resulting from Operations	$1,575,149

*	Inception date
The accompanying notes are an integral part of these financial statements.

3

Trenchless Fund ETF
Statement of Changes in Net Assets

For the Period April 2, 2024* through June 30, 2024 (Unaudited)
Operations:
Net investment loss	$(31,499)
Net realized gain on investments and in-kind redemptions	991,757
Net change in unrealized appreciation/depreciation on investments	614,891
Net increase in net assets resulting from operations	1,575,149
Capital Transactions:
Proceeds from shares sold	54,240,307
Cost of shares repurchased	(9,854,182)
Net increase in net assets from capital transactions	44,386,125
Total increase in net assets	45,961,274
Net Assets:
Beginning of period	—
End of period	$45,961,274
Capital Share Transactions:
Shares sold	2,190,000
Shares repurchased	(390,000)
Net increase in shares outstanding	1,800,000

*	Inception date
The accompanying notes are an integral part of these financial statements.

4

Trenchless Fund ETF
Financial Highlights
For a capital share outstanding throughout the period:

For the Period April 2, 2024* through June 30, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income(1)	(0.02)
Net realized and unrealized gain on investments	0.55
Total gain from investment operations	0.53
Net asset value, end of period	$25.53
Total return	2.14% (2)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$45,961
Ratio of expenses to average net assets	0.65% (3)
Ratio of net investment income to average net assets	(0.32%)(3)
Portfolio turnover rate(4)	61% (2)

*	Inception date.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.
The accompanying notes are an integral part of these financial statements.

5

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1 – Organization
Trenchless Fund ETF (the “Fund”) is a non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund, and River1 Asset Management, LLC (“River1” or the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 2, 2024. The investment objective of the Fund seeks capital appreciation.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund's custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

6

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Assets
Long-Term Investments
Common Stocks	$44,731,821	$ —	$ —	$44,731,821
Total Long-Term Investments	44,731,821	—	—	44,731,821
Short-Term Investments	1,219,087	—	—	1,219,087
Total Investments	$45,950,908	$—	$—	$45,950,908

See the Schedule of Investments for further detail of investment classifications.
(b)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
(c)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute oflimitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2024, were as follows:

Purchases	$22,900,960
Sales	$15,179,811

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended June 30, 2024, were as follows:

Purchases In-Kind	$47,443,285
Sales In-Kind	$9,770,981

Note 5 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 6 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to June 30, 2024, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

8

Trenchless Fund ETF
Additional Information
June 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting held on November 29-30, 2023, the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):
•	the Advisory Agreement between Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of the Trenchless Fund ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Advisor and River1 Asset Management LLC (the “Sub-Advisor”) with respect to the Fund.
The Board, including all Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, approved the Agreements on behalf of the Fund for an initial two-year term to begin upon the commencement of operations of the Fund.
Ahead of the meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and Sub-Advisor, and the services to be provided by the Advisor and Sub-Advisor to the Fund under the Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Board received and reviewed extensive information from the Advisor and Sub-Advisor relating to the Fund including information regarding portfolio managers and the resources of the Advisor and Sub-Advisor. The Independent Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Independent Trustees also received memoranda from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by each of the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as each one’s experience providing similar services to other clients. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of personnel, resources, investment

9

Trenchless Fund ETF
Additional Information
June 30, 2024 (Unaudited)(Continued)
methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.
•	The Board noted that the Fund had not yet commenced operations and concluded that past performance, therefore, was not a relevant factor in its deliberations.
•
The Trustees reviewed the anticipated cost of the Advisor’s and Sub-Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Fund’s unitary fee was above the peer group advisory fee median and average but within the peer group range. The Board considered that the Advisor would be responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

•
The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Fund.

•
The Trustees considered the expected profitability of the Advisor and Sub-Advisor from managing the Fund. In assessing the Advisor’s and Sub-Advisor’s expected profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Fund. The Trustees concluded that the Advisor’s and Sub-Advisor’s expected profits from managing the Fund did not appear excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

10

Investment Advisor
Sound Capital Solutions LLC
175 W Jackson Blvd, Suite 240
Chicago, IL 60604
Investment Sub-Advisor
River1 Asset Management LLC
210 W. Becher St. Suite 800
Milwaukee, WI 53207
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon,
President/Principal Executive Officer

Date	9/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon,
President/Principal Executive Officer

Date	9/06/2024

By	/s/ Eric T. McCormick
Eric T. McCormick,
Treasurer/Principal Financial Officer

Date	9/06/2024

* Print the name and title of each signing officer under his or her signature.